UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09153

Eaton Vance Michigan Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	November 30

Date of Reporting Period:	August 31, 2008

Item 1. Schedule of Investments

Eaton Vance Michigan Municipal Income Trust	as of August 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 163.4%

Principal Amount (000’s omitted)	Security	Value
Education — 6.7%
$1,250	Michigan Higher Education Facilities Authority, (Creative Studies), 5.90%, 12/1/27	$1,384,575
540	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	522,293
		$1,906,868
Electric Utilities — 5.9%
$1,250	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	$1,243,812
435	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	428,645
		$1,672,457
Escrowed/Prerefunded — 17.5%
$500	Kent Hospital Finance Authority, (Spectrum Health), Prerefunded to 7/15/11, 5.50%, 1/15/31	$545,150
560	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), Prerefunded to 11/15/13, 5.875%, 11/15/34	630,918
750	Michigan Hospital Finance Authority, (Ascension Health Care), Prerefunded to 11/15/09, 6.125%, 11/15/26	793,523
750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	825,600
1,000	Puerto Rico Electric Power Authority, Prerefunded to 7/1/12, 5.25%, 7/1/31	1,109,320
1,000	White Cloud Public Schools, Prerefunded to 5/1/11, 5.125%, 5/1/31	1,072,640
		$4,977,151
General Obligations — 8.4%
$500	East Grand Rapids Public School District, 5.00%, 5/1/25	$515,805
1,000	Manistee Area Public Schools, 5.00%, 5/1/24	1,029,580
345	Puerto Rico Public Buildings Authority, (Commonwealth Guaranteed), 5.25%, 7/1/29	345,145
500	Wayne Charter County, 5.70%, 8/1/38	503,740
		$2,394,270
Health Care-Miscellaneous — 0.3%
$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	$94,227
		$94,227
Hospital — 28.7%
$500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	$514,470
185	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	174,252
125	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	117,839
275	Kent Hospital Finance Authority, (Spectrum Health), 5.50%, 1/15/47	294,110
500	Mecosta County, (Michigan General Hospital), 6.00%, 5/15/18	493,985
1,000	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	1,000,250
750	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	673,702
1,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	918,320
1,080	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	973,793
750	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	761,295
1,000	Michigan Hospital Finance Authority, (Trinity Health), 6.00%, 12/1/27	1,035,350
425	Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	349,269
800	Saginaw Hospital Finance Authority, (Covenant Medical Center), 6.50%, 7/1/30	841,624
		$8,148,259
Housing — 2.9%
$1,000	Michigan State Housing Development Authority, (Williams Pavilion), (AMT), 4.90%, 4/20/48	$819,100
		$819,100

Industrial Development Revenue — 6.8%
$1,000	Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$798,970
800	Dickinson County Electronic Development Corp., (International Paper Co.), 5.75%, 6/1/16	792,776
625	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	351,312
		$1,943,058
Insured-Electric Utilities — 8.2%
$1,000	Michigan Strategic Fund, (Detroit Edison Co.), (MBIA), (AMT), 5.55%, 9/1/29	$904,680
500	Michigan Strategic Fund, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	450,550
220	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/30	221,124
750	Puerto Rico Electric Power Authority, (FGIC), 5.25%, 7/1/34	746,790
		$2,323,144
Insured-Escrowed/Prerefunded — 15.0%
$1,000	Central Montcalm Public Schools, (MBIA), Prerefunded to 5/1/09, 6.00%, 5/1/29	$1,028,950
1,000	Detroit Sewer Disposal, (FGIC), Prerefunded to 7/1/11, 5.125%, 7/1/31	1,075,890
2,000	Novi Building Authority, (FSA), Prerefunded to 10/1/10, 5.50%, 10/1/25	2,153,740
		$4,258,580
Insured-General Obligations — 13.1%
$650	Detroit City School District, (FGIC), 4.75%, 5/1/28	$629,759
750	Detroit City School District, (FSA), 5.25%, 5/1/32	807,368
200	Eaton Rapids Public Schools, (MBIA), 4.75%, 5/1/25	200,158
700	Puerto Rico, (FSA), Variable Rate, 9.32%, 7/1/27 (1)(2)	831,194
1,250	Van Dyke Public Schools, (FSA), 5.00%, 5/1/38	1,256,587
		$3,725,066
Insured-Hospital — 7.2%
$1,000	Royal Oak Hospital Finance Authority, (William Beaumont Hospital), (MBIA), 5.25%, 11/15/35	$1,001,380
1,000	Saginaw Hospital Finance Authority, (Covenant Medical Center), (MBIA), 5.50%, 7/1/24	1,026,980
		$2,028,360
Insured-Lease Revenue/Certificates of Participation — 5.2%
$4,300	Michigan State Building Authority, (FGIC), 0.00%, 10/15/30	$1,180,264
1,000	Michigan State Building Authority, (FGIC), (FSA), 0.00%, 10/15/29	304,370
		$1,484,634
Insured-Special Tax Revenue — 11.5%
$5,160	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	$369,404
1,225	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	160,426
2,430	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	299,862
1,470	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	170,520
2,250	Wayne Charter County, (Airport Hotel-Detroit Metropolitan Airport), (MBIA), 5.00%, 12/1/30	2,253,240
		$3,253,452
Insured-Student Loan — 6.1%
$1,000	Michigan Higher Education Student Loan Authority, (AMBAC), (AMT), 5.00%, 3/1/31	$811,790
1,000	Michigan Higher Education Student Loan Authority, (AMBAC), (AMT), 5.50%, 6/1/25 (3)	908,200
		$1,719,990
Insured-Transportation — 6.6%
$1,000	Wayne Charter County Airport, (AGC), (AMT), 5.375%, 12/1/32	$971,540
1,000	Wayne Charter County Airport, (MBIA), (AMT), 5.00%, 12/1/28	905,300
		$1,876,840
Insured-Water and Sewer — 5.6%
$1,650	Detroit Water Supply System, (FGIC), 5.00%, 7/1/30	$1,600,814
		$1,600,814
Lease Revenue/Certificates of Participation — 0.9%
$250	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$250,070
		$250,070

Other Revenue — 1.5%
$500	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	$416,865
		$416,865
Transportation — 5.3%
$1,500	Kent County Airport Facility, 5.00%, 1/1/25(4)	$1,507,223
		$1,507,223
Total Tax-Exempt Investments — 163.4% (identified cost $46,944,410)		$46,400,428
Other Assets, Less Liabilities — (1.8)%		$(499,849)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (61.6)%		$(17,505,378)
Net Assets Applicable to Common Shares — 100.0%		$28,395,201

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Michigan municipalities. In addition, 11.6% of the Trust’s total investments at August 31, 2008 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2008, 47.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 17.1% of total investments.

(1)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2008.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, the aggregate value of these securities is $831,194 or 2.9% of the Trust’s net assets applicable to common shares.

(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.

A summary of financial instruments at August 31, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
12/08	12 U.S. Treasury Bond	Short	(1,412,958)	$(1,407,750)	$5,208

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Trust	Floating Rate Paid To Trust	Effective Date/ Termination Date	Net Unrealized Depreciation
Merrill Lynch Capital Services, Inc.	$400,000	5.065%	3-month USD- LIBOR-BBA	April 1, 2009 / April 1, 2039	$(10,833)
Morgan Stanley Capital Services, Inc.	275,000	5.428	3-month USD- LIBOR-BBA	September 10, 2008 / September 10, 2038	(26,430)
					$(37,263)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2008, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$45,805,365
Gross unrealized appreciation	$1,668,792
Gross unrealized depreciation	(2,198,729)
Net unrealized depreciation	$(529,937)

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective December 1, 2007. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At August 31, 2008, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 Quoted Prices	$—	$5,208
Level 2 Other Significant Observable Inputs	46,400,428	(37,263)
Level 3 Significant Unobservable Inputs	—	—
Total	$46,400,428	$(32,055)

* Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust held no investments or other financial instruments as of November 30, 2007 whose fair value was determined using Level 3 inputs.

Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a pricing vendor, as derived from such vendor’s pricing models.  Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer.  The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued based on the closing price on the primary exchange on which such contracts trade. Interest rate swaps are normally valued using valuations provided by a pricing vendor.  Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract.  Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Michigan Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	October 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	October 23, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	October 23, 2008